Share Capital (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Summary Of Detailed Information About Reconciliation Of Warrants Classified As Equity Settled And Financial Liabilities
The Company’s warrants outstanding as at June 30, 2022 are as follows and include both warrants classified as equity-settled and warrants classified as financial liabilities (
Note 11):

	Number of Warrants	Weighted Average Exercise Price

Balance, December 31, 2021	8,481,929	$8.83

Issued	183,486	5.45

Expired	(19,318)	15.00
Balance, June 30, 2022	8,646,097	$8.74

The Company’s warrants outstanding at December 31, 2021, 2020 and 2019 are as follows and includes warrants classified as equity-settled and warrants classified as financial liabilities (Note 15):

	Number of Warrants	Weighted Average Exercise Price $

December 31, 2018	1,104,378	$ 13.50

Issued	19,957	$ 14.46

Exercised	(133,176)	$ 12.96

Expired	(209,899)	13.50

December 31, 2019	781,260	$ 13.80

Issued	2,433,081	13.72

Exercised	(1,228,935)	12.06

Expired	(53,880)	13.31

December 31, 2020	1,931,526	$ 14.82

Issued	7,140,223	7.64

Expired	(589,820)	13.97

December 31, 2021	8,481,929	$ 8.83

Summary Of Detailed Information About Warrants Oustanding Including Expiration Date
Warrants outstanding at December 31, 2021 were as follows:

Expiry Date	Exercise Price $	Outstanding Warrants

June 2022	15.00	19,584

July 2022	14.25	525,114

December 2022	5.63	1,000

January 2023	5.72	37,400

January 2023	6.97	25,400

February 2023	7.80	8,000

March 2023	8.28	9,000

May 2023	4.12	34,960

April 2024	8.55	2,375,676

June 2024	22.50	3,333

August 2024	8.60	2,107,787

January 2025	16.20	611,027

May 2025	6.31	126,000

July 2025	14.25	182,648

November 2026	6.05	2,415,000

	$ 8.83	8,481,929